TAXATION (Schedule of Reconciliation between Amount of Income Tax Expenses and Amount Computed by Applying Statutory Tax Rate to Income before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income/ (loss) before income taxes	$ (21,038)	$ 334,826	$ 368,443
Income tax at applicable tax rate of 25%	(5,260)	83,707	92,111
Effect of international tax rate differences	847	4,208	1,384
Non-deductible expenses	2,145	5,769	2,931
Effect of tax holidays or preferential tax rates	$ (5,985)	(54,757)	(45,902)
Effect of tax rate changes		(4,769)	(15,101)
Investment basis difference in the PRC Domestic Entities	$ (335)	3,884	1,537
Withholding tax	(30,578)	23,164	28,632
Research and development super-deduction	(1,667)	(2,284)	(561)
Changes in valuation allowance	28,041	(82)	4,283
Unrecognized tax benefits	(8,133)	393	(3,120)
Changes in interest and penalties on unrecognized tax benefits	15,020	17,808	2,465
Effective Income Tax Reconciliation Adjustments Total, Total	$ (5,905)	$ 81,609	$ 69,781